INCOME TAXES (Details)	12 Months Ended
	May 31, 2020 USD ($)	May 31, 2018	May 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Percent	0.21	0.34
Operating Loss Carryforwards	$ 12,087,758		$ 14,294,045